COMMON STOCK WARRANTS (Details Textual) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 07, 2014	Mar. 31, 2014	Dec. 31, 2013
Common Stock Warrant [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		60,000,000
Proceeds from Warrant Exercises		$ 3,600,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.06
Warrant To Purchase Of Common Stock Exercised Description	Pursuant to the offer to exercise dated February 13, 2014 as supplemented on March 6, 2014, the holders of outstanding warrants to purchase shares of common stock of the Company at a price of $0.06 (the Original Warrants) were offered the opportunity to exercise their Original Warrants and receive warrants (the New Warrants) to purchase three (3) shares of common stock of the Company for every four (4) Original Warrants exercised.
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.12
Common Stock Warrants Closing Price Per Share		$ 0.18
Warrants Issued To Purchase Common Stock, Shares			83,333,251
Fair Value Adjustment of Warrants		$ 3,867,000
Debenture And Warrant Transaction [Member]
Common Stock Warrant [Line Items]
Warrants Issued To Purchase Common Stock, Shares			83,333,251
Warrants Exercise Price, Per Share		$ 0.06	$ 0.06
Warrants Exercise Price, Per Share, Based On Conditions		$ 1	$ 0.001
New Warrants [Member]
Common Stock Warrant [Line Items]
Warrants Issued To Purchase Common Stock, Shares	45,000,000
Warrants Term	5 years